Share-based compensation - Share options with employee termination compensation (Details) - shares	12 Months Ended				13 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2023
Share-based compensation
Number of options granted	6,635,508	80,907,443		56,222,658
Share options with employee termination compensation with both service and performance condition
Share-based compensation
Number of options granted			41,217,213		12,134,888
Vesting period					3 years
Vesting percentage					33.33%